Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
3R Petroleum Oleo E Gas SA	75,920	$407,729
AES Brasil Energia SA	67,340	143,634
Allos SA, NVS	134,680	537,858
Alupar Investimento SA	33,867	187,561
Arezzo Industria e Comercio SA	22,392	210,662
Armac Locacao Logistica E Servicos SA	35,425	70,635
Auren Energia SA	58,825	133,762
BrasilAgro - Co. Brasileira de Propriedades Agricolas	25,155	121,634
Cia de Saneamento de Minas Gerais Copasa MG	60,450	231,973
Cia. Brasileira de Aluminio(a)	79,867	108,296
Cia. de Saneamento do Parana	52,780	274,509
Cielo SA	385,970	411,631
CM Hospitalar SA	41,990	23,191
Cogna Educacao SA(a)	574,145	203,377
Cury Construtora e Incorporadora SA	55,510	194,833
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	89,245	324,796
Dexco SA	123,825	169,788
Direcional Engenharia SA	46,865	220,362
EcoRodovias Infraestrutura e Logistica SA	86,931	114,067
Embraer SA(a)	215,020	1,483,588
Enauta Participacoes SA	46,860	197,581
Ez Tec Empreendimentos e Participacoes SA	38,496	94,794
Fleury SA	62,075	166,096
GPS Participacoes e Empreendimentos SA(b)	116,675	411,959
Grendene SA	78,065	91,878
Grupo De Moda Soma SA	173,235	194,650
Grupo Mateus SA	172,906	256,186
Grupo SBF SA	33,150	73,423
Hidrovias do Brasil SA(a)	215,735	164,752
Iguatemi SA	70,460	271,728
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira	31,890	141,750
IRB-Brasil Resseguros SA(a)	19,813	119,084
JHSF Participacoes SA	122,460	93,287
LOG Commercial Properties e Participacoes SA	15,275	63,068
LWSA SA(b)	127,660	105,271
M. Dias Branco SA	21,762	129,928
Magazine Luiza SA(a)	102,941	242,899
Marfrig Global Foods SA(a)	117,650	252,736
Mills Locacao Servicos e Logistica SA	39,942	90,976
Minerva SA	75,985	89,719
Movida Participacoes SA(a)	57,135	70,509
MRV Engenharia e Participacoes SA(a)	124,211	163,694
Multiplan Empreendimentos Imobiliarios SA	78,845	340,852
Odontoprev SA	83,460	177,382
Oncoclinicas do Brasil Servicos Medicos SA(a)	82,615	140,815
Orizon Valorizacao de Residuos SA(a)	20,540	159,168
Pet Center Comercio e Participacoes SA	121,212	86,565
Petroreconcavo SA	48,685	192,296
Santos Brasil Participacoes SA	165,685	363,182
Sao Martinho SA	47,255	244,244
Serena Energia SA, NVS(a)	90,545	149,848
Simpar SA	128,385	147,434
SLC Agricola SA	53,690	182,208
Smartfit Escola de Ginastica e Danca SA	89,635	384,084
Transmissora Alianca de Energia Eletrica SA	43,030	280,917
Tres Tentos Agroindustrial SA	38,748	71,801
Tupy SA	25,161	110,929

Security	Shares	Value

Brazil (continued)
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	143,975	$222,369
Vivara Participacoes SA	41,600	172,709
Vulcabras SA	31,070	87,336
Wilson Sons SA, NVS	72,085	211,413
YDUQS Participacoes SA	83,915	193,531
		12,978,937
Chile — 0.7%
Aguas Andinas SA, Class A	777,737	230,438
Banco Itau Chile SA, NVS	21,573	244,162
CAP SA(a)	22,886	154,067
Cia. Cervecerias Unidas SA	47,125	293,219
Colbun SA	2,738,175	357,927
Empresa Nacional de Telecomunicaciones SA	54,946	176,867
Engie Energia Chile SA(a)	172,510	159,730
Inversiones La Construccion SA	11,241	104,082
Parque Arauco SA	195,234	317,603
Plaza SA	143,607	237,622
SMU SA	1,188,135	233,366
Sociedad de Inversiones Oro Blanco SA	12,047,490	87,534
Vina Concha y Toro SA	147,921	186,108
		2,782,725
China — 9.1%
361 Degrees International Ltd.	312,000	178,556
3SBio Inc.(b)	552,500	431,438
AIM Vaccine Co. Ltd., NVS(a)	91,000	76,799
AK Medical Holdings Ltd.(b)(c)	130,000	83,563
Alibaba Pictures Group Ltd.(a)	3,750,000	216,552
A-Living Smart City Services Co. Ltd.(b)	211,250	84,415
Alphamab Oncology(a)(b)	195,000	63,758
ANE Cayman Inc.(a)	227,500	181,234
Angelalign Technology Inc.(b)(c)	13,000	102,059
Anhui Expressway Co. Ltd., Class H	144,000	181,556
Anxin-China Holdings Ltd.(d)	1,084,000	1
Arrail Group Ltd., NVS(a)(b)	97,500	74,804
Ascentage Pharma Group International(a)(b)(c)	78,000	178,151
Asia Cement China Holdings Corp.	292,500	123,038
BAIC Motor Corp. Ltd., Class H(b)	520,025	147,621
Bairong Inc. (a)(b)	97,500	113,380
Beijing Capital International Airport Co. Ltd.,
Class H(a)	650,000	220,824
Beijing Chunlizhengda Medical Instruments Co. Ltd.,
Class H	48,750	58,784
Beijing Jingneng Clean Energy Co. Ltd., Class H	650,000	173,238
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	123,000	150,772
Binjiang Service Group Co. Ltd.	65,000	151,860
BOE Varitronix Ltd.(c)	123,000	84,131
Boshiwa International Holding Ltd.(d)	32,000	—
Canggang Railway Ltd., NVS	520,000	75,623
Canvest Environmental Protection Group Co. Ltd.(c)	195,000	97,744
CGN Mining Co. Ltd.(a)	975,000	371,292
CGN New Energy Holdings Co. Ltd.	650,000	213,945
Changjiu Holdings Ltd.(a)	63	546
Chervon Holdings Ltd.(c)	41,400	127,052
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)	630,000	13,856
China BlueChemical Ltd., Class H	624,000	198,917
China Conch Venture Holdings Ltd.	455,000	354,693
China Datang Corp. Renewable Power Co. Ltd.,
Class H	816,000	197,432
China East Education Holdings Ltd.(b)(c)	195,000	57,532

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Education Group Holdings Ltd.	390,000	$253,841
China Everbright Environment Group Ltd.	1,133,000	528,958
China Everbright Ltd.	390,000	214,857
China Foods Ltd.	390,000	147,329
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,884,000	166,973
China Lesso Group Holdings Ltd.	325,000	149,802
China Lilang Ltd.	195,000	113,655
China Medical System Holdings Ltd.	390,000	329,638
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,300,000	126,618
China New Higher Education Group Ltd.(b)	390,000	114,174
China Nonferrous Mining Corp Ltd.	455,000	437,167
China Oriental Group Co. Ltd.	650,000	90,925
China Overseas Grand Oceans Group Ltd.	576,000	155,637
China Overseas Property Holdings Ltd.	325,000	219,842
China Renaissance Holdings Ltd.(a)(b)(c)(d)	172,500	102,256
China Resources Building Materials Technology
Holdings Ltd.	780,000	140,104
China Resources Medical Holdings Co. Ltd.(c)	357,500	175,087
China Risun Group Ltd.(c)	627,000	240,021
China Shineway Pharmaceutical Group Ltd.	123,000	131,602
China Tobacco International HK Co. Ltd.(c)	130,000	227,712
China Traditional Chinese Medicine Holdings Co. Ltd.	910,000	491,049
China Travel International Investment Hong Kong Ltd.	1,040,000	161,370
China Water Affairs Group Ltd.	260,000	187,856
China XLX Fertiliser Ltd.	274,000	140,027
Chinasoft International Ltd.	780,000	401,325
CIMC Enric Holdings Ltd.	246,000	248,832
Cloud Music Inc.(a)(b)	20,450	287,907
COFCO Joycome Foods Ltd.(a)(c)	1,040,000	254,553
Concord New Energy Group Ltd.	2,600,000	213,281
COSCO Shipping Ports Ltd.	390,000	270,293
Country Garden Services Holdings Co. Ltd.	650,000	472,930
CSG Holding Co. Ltd.	403,000	136,560
Dada Nexus Ltd., ADR(a)(c)	30,355	50,389
Daqo New Energy Corp., ADR(a)	13,715	308,862
Digital China Holdings Ltd.(c)	260,000	115,574
Dongyue Group Ltd.	455,000	543,323
DPC Dash Ltd., NVS(a)	13,000	94,559
East Buy Holding Ltd.(a)(b)	130,000	304,869
Everest Medicines Ltd.(a)(b)(c)	61,500	173,914
FIH Mobile Ltd. (a)(c)	2,073,000	199,586
FinVolution Group, ADR	51,545	246,385
Fu Shou Yuan International Group Ltd.(c)	502,000	330,282
Fufeng Group Ltd.	455,400	356,372
GDS Holdings Ltd.(a)(c)	318,500	317,005
Gemdale Properties & Investment Corp. Ltd.(c)	2,770,000	103,065
Genertec Universal Medical Group Co. Ltd.(b)	292,500	166,349
Global New Material International Holdings Ltd.(a)	390,000	191,775
Golden Solar New Energy Technology Holdings
Ltd. (a)(c)	300,800	189,240
Grand Pharmaceutical Group Ltd.	390,000	246,571
Greentown China Holdings Ltd.	357,500	350,306
Greentown Management Holdings Co. Ltd.(b)	249,000	219,582
Greentown Service Group Co. Ltd.	456,000	222,353
Gushengtang Holdings Ltd.(c)	50,100	270,026
Haichang Ocean Park Holdings Ltd.(a)(b)	1,005,000	95,097
Hainan Meilan International Airport Co. Ltd.,
Class H(a)(c)	65,000	81,550
Hangzhou Steam Turbine Power Group Co. Ltd.,
Class B	117,057	112,873

Security	Shares	Value

China (continued)
Harbin Electric Co. Ltd., Class H	246,000	$86,429
Helens International Holdings Co. Ltd. (c)	156,000	56,080
Hello Group Inc., ADR	44,525	251,121
Hopson Development Holdings Ltd.(a)	357,587	173,360
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Huabao International Holdings Ltd.(c)	312,000	103,398
HUTCHMED China Ltd.(a)(c)	187,500	709,379
HUYA Inc., ADR	30,485	154,864
iDreamSky Technology Holdings Ltd.(a)(b)(c)	338,000	130,683
InnoCare Pharma Ltd.(a)(b)	260,000	143,960
Jinchuan Group International Resources Co. Ltd.	1,105,000	123,117
JinkoSolar Holding Co. Ltd., ADR	10,725	318,962
Jinxin Fertility Group Ltd.(a)(b)(c)	650,000	261,903
Jiumaojiu International Holdings Ltd.(b)	325,000	200,111
JOYY Inc., ADR	12,610	376,535
Kangji Medical Holdings Ltd.	195,000	150,646
Keymed Biosciences Inc.(a)(b)(c)	61,500	254,777
Kingboard Holdings Ltd.	195,000	473,262
Kingboard Laminates Holdings Ltd.(c)	292,500	316,570
Kingsoft Cloud Holdings Ltd.(a)	650,900	126,675
Lee & Man Paper Manufacturing Ltd.	438,000	135,050
Legend Holdings Corp., Class H(b)(c)	176,700	154,678
Lepu Biopharma Co. Ltd.(a)(b)(c)	195,000	128,664
Lifetech Scientific Corp. (a)(c)	1,170,000	253,212
LK Technology Holdings Ltd.	187,500	87,705
Lonking Holdings Ltd.	780,000	144,568
Lufax Holding Ltd., ADR	56,940	255,091
Luye Pharma Group Ltd. (a)(b)(c)	617,500	212,076
Maoyan Entertainment(a)(b)	130,000	148,463
Medlive Technology Co. Ltd.(b)	97,500	95,347
Meitu Inc.(b)(c)	910,000	327,033
MH Development Ltd.(d)	32,500	—
Microport Scientific Corp.(a)(c)	240,500	179,403
Midea Real Estate Holding Ltd.(b)	112,800	63,217
Ming Yuan Cloud Group Holdings Ltd.	325,000	103,253
Minth Group Ltd.(c)	228,000	453,585
Mobvista Inc.(a)(b)	249,000	93,532
National Agricultural Holdings Ltd., NVS(d)	354,000	—
Nayuki Holdings Ltd.(a)(c)	187,500	59,419
NetDragon Websoft Holdings Ltd.(c)	97,500	146,503
New Horizon Health Ltd.(a)(b)(d)	91,000	156,310
Nexteer Automotive Group Ltd.(c)	260,000	134,567
Nine Dragons Paper Holdings Ltd.(a)	455,000	238,132
Noah Holdings Ltd., ADR	12,138	125,264
Ocumension Therapeutics(a)(b)	130,000	113,095
Peijia Medical Ltd.(a)(b)(d)	186,000	82,697
Ping An Healthcare and Technology Co. Ltd.(a)(b)	175,500	252,057
Poly Property Group Co. Ltd.	667,000	126,793
Poly Property Services Co. Ltd., Class H	39,000	162,575
Radiance Holdings Group Co. Ltd.(a)(c)	260,000	93,422
Redco Properties Group Ltd.(a)(b)(c)(d)	570,000	44,305
RLX Technology Inc., ADR(c)	186,680	352,825
Sany Heavy Equipment International Holdings
Co. Ltd.	325,000	248,101
SciClone Pharmaceuticals Holdings Ltd.(b)	97,500	230,647
Seazen Group Ltd.(a)	750,000	138,523
Shanghai Industrial Holdings Ltd.	130,000	186,676
Shenzhen International Holdings Ltd.(c)	455,000	378,178
Shenzhen Investment Ltd.	876,000	119,127
Shoucheng Holdings Ltd.(c)	781,200	130,250
Shougang Fushan Resources Group Ltd.(c)	650,000	296,952
Shui On Land Ltd.	1,010,500	98,202

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	1,950,000	$135,023
Simcere Pharmaceutical Group Ltd.(b)	260,000	195,354
Sinopec Engineering Group Co. Ltd., Class H	526,500	354,258
Sinopec Kantons Holdings Ltd.	390,000	197,285
Skyworth Group Ltd.(c)	414,000	148,048
SOHO China Ltd.(a)	1,137,500	110,882
SSY Group Ltd.	390,000	235,303
Sunac Services Holdings Ltd.(b)	390,000	94,198
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.	227,500	125,090
TCL Electronics Holdings Ltd.	325,000	236,141
Tiangong International Co. Ltd.	520,000	119,500
Tianli International Holdings Ltd.	455,000	299,437
Tianneng Power International Ltd.(c)	246,000	186,016
Tong Ren Tang Technologies Co. Ltd., Class H	195,000	133,409
Towngas Smart Energy Co. Ltd.(c)	375,000	136,870
Triumph New Energy Co. Ltd., Class H (a)(c)	120,000	77,090
Tuya Inc.(a)	75,924	153,366
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)	30,468	129,489
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	103,500	63,222
Vnet Group Inc., ADR(a)(c)	42,120	81,713
Wasion Holdings Ltd.	246,000	231,177
Weibo Corp., ADR	26,000	230,100
Weifu High-Technology Group Co. Ltd.	44,300	69,902
Weimob Inc.(a)(b)(c)	845,000	159,843
West China Cement Ltd.	780,000	105,897
XD Inc.(a)(c)	91,000	229,079
Xinte Energy Co. Ltd.(a)(c)	130,000	156,966
Xtep International Holdings Ltd.(c)	455,000	316,745
Yeahka Ltd.(a)(c)	74,400	97,229
Yidu Tech Inc. (a)(b)	247,000	126,935
Yihai International Holding Ltd.	186,000	345,944
Yuexiu Property Co. Ltd.	455,000	329,887
Yuexiu REIT	1,040,000	130,670
Yuexiu Transport Infrastructure Ltd.	390,000	202,290
Zai Lab Ltd.(a)	266,500	498,895
ZhongAn Online P&C Insurance Co. Ltd.,
Class H(a)(b)	214,500	364,796
Zhou Hei Ya International Holdings Co. Ltd.(b)	422,500	97,338
Zonqing Environmental Ltd., NVS(a)(c)	18,000	64,907
		35,538,879
Czech Republic — 0.1%
Colt CZ Group SE	3,705	108,929
Philip Morris CR AS	147	96,644
		205,573
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	76,245	100,004
Cairo For Investment & Real Estate Developments -
CIRA Education	128,033	37,121
Cleopatra Hospital(a)	446,753	61,054
E-Finance for Digital & Financial Investments, NVS	136,613	70,055
EISewedy Electric Co.	169,461	159,567
Ezz Steel Co. SAE(a)	66,310	105,826
Fawry for Banking & Payment Technology
Services SAE(a)	339,221	41,369
Misr Fertilizers Production Co. SAE	151,263	140,799
Telecom Egypt Co.	154,700	100,930
		816,725

Security	Shares	Value

Greece — 0.7%
Aegean Airlines SA	17,608	$226,019
Athens International Airport SA	17,420	156,127
Athens Water Supply & Sewage Co. SA	14,136	91,029
GEK TERNA SA	20,735	378,313
HELLENiQ ENERGY Holdings SA	25,544	232,324
Holding Co.ADMIE IPTO SA	52,700	126,879
LAMDA Development SA(a)	35,555	257,321
Optima bank SA(a)	17,160	223,061
Sarantis SA	13,516	161,028
Terna Energy SA	17,484	345,462
Titan Cement International SA	13,195	434,224
		2,631,787
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	131,820	360,288

India — 26.6%
360 ONE WAM Ltd.	44,070	409,772
3M India Ltd.	975	389,959
Aarti Drugs Ltd.	17,420	99,785
Aarti Industries Ltd.	58,695	431,229
Aarti Pharmalabs Ltd., NVS	18,460	124,812
Aavas Financiers Ltd.(a)	17,680	338,353
Action Construction Equipment Ltd.	15,665	269,835
Aditya Birla Fashion and Retail Ltd.(a)	118,560	408,849
Advanced Enzyme Technologies Ltd.	35,100	152,714
Aegis Logistics Ltd.	44,460	377,489
Affle India Ltd.(a)	20,757	283,383
AGI Greenpac Ltd.	9,490	74,183
AIA Engineering Ltd.	13,650	602,313
Ajanta Pharma Ltd.	14,300	399,556
Alembic Pharmaceuticals Ltd.	17,048	188,660
Alkyl Amines Chemicals	6,305	143,334
Allcargo Logistics Ltd.(a)	109,785	88,271
Alok Industries Ltd.(a)	405,222	124,105
Amara Raja Energy & Mobility Ltd.	35,360	500,709
Amber Enterprises India Ltd.(a)	6,351	274,886
Anand Rathi Wealth Ltd.	6,045	304,552
Anant Raj Ltd.	34,775	160,603
Angel One Ltd.	14,495	429,916
Apar Industries Ltd.	5,915	560,739
Apollo Tyres Ltd.	105,300	586,332
Aptus Value Housing Finance India Ltd.	61,035	219,497
Archean Chemical Industries Ltd., NVS	19,110	142,453
Arvind Ltd.	41,860	189,237
Asahi India Glass Ltd.	35,412	249,997
Aster DM Healthcare Ltd.(b)	60,190	263,062
AstraZeneca Pharma India Ltd.	2,015	149,401
Atul Ltd.	3,900	262,774
Avanti Feeds Ltd.	16,168	99,149
Bajaj Electricals Ltd.	14,755	162,865
Balaji Amines Ltd.	4,355	109,494
Balrampur Chini Mills Ltd.	45,867	207,951
BASF India Ltd.	3,250	166,153
Bata India Ltd.	14,885	244,037
Bayer CropScience Ltd.	4,745	285,858
BEML Ltd., (Acquired 02/10/22, Cost: $137,242)(e)	6,370	336,661
Bharat Dynamics Ltd.	29,770	556,332
Biocon Ltd.	129,090	478,758
Birla Corp. Ltd.	9,498	160,677
Birlasoft Ltd.	55,668	404,379
BLS International Services Ltd.	43,810	163,644
Blue Dart Express Ltd.	2,145	185,286

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Blue Star Ltd.	43,745	$828,210
Borosil Renewables Ltd.(a)	15,795	89,320
Brigade Enterprises Ltd.	42,315	651,125
Brightcom Group Ltd.(a)	308,947	40,714
Brookfield India Real Estate Trust(b)	64,220	200,396
BSE Ltd.	20,425	661,930
Campus Activewear Ltd.(a)	24,895	82,746
Can Fin Homes Ltd.	28,860	251,952
Carborundum Universal Ltd.	35,750	683,743
Castrol India Ltd.	114,191	267,718
CCL Products India Ltd.	30,615	210,133
CE Info Systems Ltd.	6,240	143,698
Ceat Ltd.	7,280	205,846
Cello World Ltd., NVS(a)	15,405	156,272
Central Depository Services India Ltd.	17,355	434,172
Century Plyboards India Ltd.	19,890	155,016
Century Textiles & Industries Ltd.	17,875	432,831
Cera Sanitaryware Ltd.	1,950	163,869
CESC Ltd.	205,062	362,823
Chalet Hotels Ltd.(a)	30,290	285,029
Chambal Fertilisers and Chemicals Ltd.	62,148	290,252
Chemplast Sanmar Ltd.(a)	28,116	158,630
Chennai Petroleum Corp. Ltd.	18,720	206,172
Cholamandalam Financial Holdings Ltd.	32,565	423,057
CIE Automotive India Ltd.	47,515	303,800
City Union Bank Ltd.	115,614	198,430
Clean Science & Technology Ltd.	6,305	98,810
CMS Info Systems Ltd.	49,595	263,900
Cochin Shipyard Ltd., NVS(b)	25,610	598,157
Coforge Ltd.	18,135	1,084,432
Computer Age Management Services Ltd.	14,246	594,890
Coromandel International Ltd.	36,465	571,580
Craftsman Automation Ltd.	2,860	145,161
CreditAccess Grameen Ltd.(a)	19,248	305,309
CRISIL Ltd.	6,110	300,483
Crompton Greaves Consumer Electricals Ltd.	193,895	911,429
Cyient Ltd.	26,845	559,365
Data Patterns India Ltd.(a)	8,515	302,646
Deepak Fertilisers & Petrochemicals Corp. Ltd.	25,350	172,360
Deepak Nitrite Ltd.	18,525	486,700
Delhivery Ltd.(a)	126,620	584,688
Devyani International Ltd.(a)	132,340	244,722
Dixon Technologies India Ltd.	10,400	1,170,527
Dr Lal PathLabs Ltd.(b)	11,765	373,738
Easy Trip Planners Ltd., NVS	235,430	118,576
eClerx Services Ltd.	8,502	224,103
Edelweiss Financial Services Ltd.	196,820	169,893
EID Parry India Ltd.	34,472	276,140
EIH Ltd.	75,725	391,912
Elecon Engineering Co. Ltd.	14,277	189,999
Electronics Mart India Ltd., NVS(a)	43,290	104,427
Electrosteel Castings Ltd.	105,885	204,736
Elgi Equipments Ltd.	61,140	447,985
Emami Ltd.	62,904	472,136
Embassy Office Parks REIT.	263,640	1,105,016
Endurance Technologies Ltd.(b)	11,007	292,718
Engineers India Ltd.	92,365	275,569
EPL Ltd.	58,565	128,118
Equitas Small Finance Bank Ltd.(b)	201,162	223,362
Eris Lifesciences Ltd.(a)(b)	16,835	184,971
Exide Industries Ltd.	133,770	782,622
Federal Bank Ltd.	571,536	1,112,288

Security	Shares	Value

India (continued)
Fine Organic Industries Ltd.	2,766	$147,194
Finolex Cables Ltd.	21,385	368,282
Finolex Industries Ltd.	75,010	280,498
Firstsource Solutions Ltd.	135,655	298,382
Five-Star Business Finance Ltd., NVS(a)	36,335	329,597
Fortis Healthcare Ltd.	145,642	828,265
Galaxy Surfactants Ltd.	3,762	110,483
GE T&D India Ltd.(a)	19,749	321,854
Genus Power Infrastructures Ltd.	24,594	92,845
GHCL Ltd.	24,505	148,294
Gillette India Ltd.	1,885	161,211
Gland Pharma Ltd.(a)(b)	9,668	213,650
GlaxoSmithKline Pharmaceuticals Ltd.	13,520	424,576
Glenmark Pharmaceuticals Ltd.	47,301	657,982
Global Health Ltd., NVS(a)	28,535	408,249
GMM Pfaudler Ltd.	12,285	181,861
Go Fashion India Ltd.(a)	11,448	132,644
Godawari Power and Ispat Ltd.	22,815	264,716
Godfrey Phillips India Ltd.	5,200	242,346
Godrej Industries Ltd.(a)	24,830	234,196
Gokaldas Exports Ltd.	19,435	197,802
Granules India Ltd.	46,475	233,225
Graphite India Ltd.	30,653	208,300
Gravita India Ltd.	8,710	112,610
Great Eastern Shipping Co. Ltd. (The)	35,555	459,486
Greenpanel Industries Ltd.	22,880	81,129
Grindwell Norton Ltd.	14,655	449,861
Gujarat Ambuja Exports Ltd.	53,718	92,614
Gujarat Fluorochemicals Ltd.	8,905	324,699
Gujarat Gas Ltd.	43,420	286,899
Gujarat Mineral Development Corp. Ltd.	28,795	135,688
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	31,395	238,525
Gujarat Pipavav Port Ltd.	101,725	237,110
Gujarat State Fertilizers & Chemicals Ltd.	71,630	181,224
Gujarat State Petronet Ltd.	88,270	307,074
Happiest Minds Technologies Ltd.	25,870	245,285
HBL Power Systems Ltd.	35,349	210,689
HFCL Ltd.	253,122	315,930
HG Infra Engineering Ltd.	6,370	115,437
Himadri Speciality Chemical Ltd.	52,130	207,905
Hindustan Construction Co. Ltd.(a)	401,895	178,365
Hindustan Copper Ltd.	81,835	349,759
Hindustan Foods Ltd.(a)	20,150	117,779
Hitachi Energy India Ltd.	3,380	436,199
Honasa Consumer Ltd., NVS(a)	33,020	174,690
Housing & Urban Development Corp. Ltd.	92,287	302,717
ICICI Securities Ltd.(b)	33,687	288,456
IDFC Ltd.(a)	404,105	549,722
IFCI Ltd.(a)	224,380	156,394
IIFL Finance Ltd.	71,791	343,684
India Cements Ltd. (The)(a)	59,280	145,518
Indiabulls Housing Finance Ltd.	136,695	258,719
Indiabulls Real Estate Ltd.(a)	155,090	248,278
IndiaMART Intermesh Ltd.(b)	9,490	275,359
Indian Energy Exchange Ltd.(b)	145,305	266,919
Indian Renewable Energy Development Agency
Ltd., NVS(a)	206,732	459,151
Indigo Paints Ltd.	5,135	82,453
Indo Count Industries Ltd.	32,500	131,082
Indraprastha Gas Ltd.	84,539	447,603
Infibeam Avenues Ltd.	431,665	155,269
Inox Wind Ltd.(a)	137,777	246,683

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Inox Wind Ltd., NVS	105,642	$189,147
Intellect Design Arena Ltd.	29,436	324,627
ION Exchange India Ltd., NVS	28,305	173,251
Ipca Laboratories Ltd.	44,330	611,695
IRB Infrastructure Developers Ltd., NVS	410,735	326,196
IRCON International Ltd.(b)	118,430	384,871
Jai Balaji Industries Ltd., NVS(a)	11,700	121,884
Jai Corp. Ltd.	19,890	68,242
Jain Irrigation Systems Ltd.(a)	134,810	97,991
Jaiprakash Associates Ltd.(a)	377,290	70,147
Jaiprakash Power Ventures Ltd.(a)	1,164,215	269,183
Jammu & Kashmir Bank Ltd. (The)	161,135	254,463
JB Chemicals & Pharmaceuticals Ltd., NVS	22,685	481,673
JBM Auto Ltd.	8,970	225,668
Jindal Saw Ltd.	39,780	257,464
JK Cement Ltd.	11,960	555,457
JK Lakshmi Cement Ltd.	20,930	197,136
JK Paper Ltd.	29,510	136,555
JK Tyre & Industries Ltd.	38,025	184,805
JM Financial Ltd.	155,090	146,514
Jubilant Ingrevia Ltd.	25,487	153,122
Jubilant Pharmova Ltd., Class A	26,520	218,868
Jupiter Wagons Ltd., NVS	39,000	281,728
Just Dial Ltd.(a)	10,385	116,194
Jyothy Labs Ltd.	51,740	249,137
Kajaria Ceramics Ltd.	28,179	407,091
Kalpataru Projects International Ltd.	32,558	467,684
Kalyan Jewellers India Ltd.	101,270	472,510
Kansai Nerolac Paints Ltd.	65,520	212,045
Karnataka Bank Ltd. (The)	64,805	166,435
Karur Vysya Bank Ltd. (The)	141,027	333,109
Kaveri Seed Co. Ltd.	10,660	108,281
Kaynes Technology India Ltd., NVS(a)	8,710	353,112
KEC International Ltd.	43,160	382,401
KEI Industries Ltd.	18,054	888,403
Kfin Technologies Ltd.(a)	19,890	165,954
Kirloskar Brothers Ltd.	6,414	132,402
Kirloskar Ferrous Industries Ltd.	26,910	221,093
Kirloskar Oil Engines Ltd.	26,910	402,698
Kirloskar Pneumatic Co. Ltd., NVS	10,790	158,396
KNR Constructions Ltd.	60,060	229,013
KPI Green Energy Ltd.(b)	8,255	180,268
KPIT Technologies Ltd.	53,495	936,287
KPR Mill Ltd.	28,990	267,274
KRBL Ltd.	23,855	76,366
Krishna Institute Of Medical Sciences Ltd.(a)(b)	16,380	358,338
KSB Ltd.(a)	5,135	291,856
L&T Finance Ltd.	252,265	463,228
Lakshmi Machine Works Ltd.	1,704	325,481
Laurus Labs Ltd.(b)	111,085	557,837
Laxmi Organic Industries Ltd.	37,505	107,940
Lemon Tree Hotels Ltd.(a)(b)	176,605	289,084
LIC Housing Finance Ltd.	100,620	764,249
Lloyds Engineering Works Ltd., NVS	185,640	145,225
LT Foods Ltd.	60,261	148,622
Mahanagar Gas Ltd.	16,835	261,888
Maharashtra Seamless Ltd.	17,550	137,936
Mahindra & Mahindra Financial Services Ltd.	153,920	494,185
Mahindra Lifespace Developers Ltd.	37,050	256,958
Manappuram Finance Ltd.	186,381	377,635
Mastek Ltd.	7,475	213,902
Max Financial Services Ltd.(a)	80,470	886,191

Security	Shares	Value

India (continued)
Medplus Health Services Ltd.(a)	19,045	$166,798
Metropolis Healthcare Ltd.(b)	9,498	217,325
Mindspace Business Parks REIT(b)	65,040	267,060
Mishra Dhatu Nigam Ltd.(b)	20,410	105,877
Motherson Sumi Wiring India Ltd.	628,023	509,232
Motilal Oswal Financial Services Ltd.	12,805	340,940
MTAR Technologies Ltd.(a)	7,410	160,321
Multi Commodity Exchange of India Ltd.	8,060	351,254
Narayana Hrudayalaya Ltd.	24,115	343,783
Natco Pharma Ltd.	25,842	310,024
National Aluminium Co. Ltd.	269,945	621,002
Navin Fluorine International Ltd.	9,100	348,205
Nazara Technologies Ltd.(a)	12,545	105,763
NBCC India Ltd.	209,560	358,121
NCC Ltd./India	146,770	506,034
Network18 Media & Investments Ltd.(a)	65,195	62,473
Neuland Laboratories Ltd.	2,795	202,331
Newgen Software Technologies Ltd.	23,530	259,242
NIIT Learning Systems Ltd., NVS	34,645	172,681
Nippon Life India Asset Management Ltd.(b)	44,330	318,064
NLC India Ltd.	120,380	342,182
NMDC Steel Ltd., NVS(a)	256,555	185,183
Nuvama Wealth Management Ltd., NVS(a)	2,730	158,818
Nuvoco Vistas Corp. Ltd.(a)	32,695	123,292
Olectra Greentech Ltd.	13,780	289,370
One 97 Communications Ltd., NVS(a)	86,817	375,210
Orient Cement Ltd.	44,915	111,233
Orient Electric Ltd.	42,835	116,648
Orissa Minerals Development Co. Ltd. (The)(a)	690	46,709
Paisalo Digital Ltd.	182,905	138,149
Patel Engineering Ltd.(a)	111,800	82,850
PCBL Ltd.	51,350	145,005
PDS Ltd.	9,620	47,656
Piramal Enterprises Ltd.	34,775	331,892
Piramal Pharma Ltd., NVS(a)	197,145	350,792
PNB Housing Finance Ltd.(a)(b)	34,190	296,680
PNC Infratech Ltd.	39,845	247,883
Poly Medicure Ltd.	11,570	249,975
Poonawalla Fincorp Ltd.	85,986	464,308
Praj Industries Ltd.	43,615	272,549
Pricol Ltd.(a)	29,640	155,667
Procter & Gamble Health Ltd.	2,892	162,996
PTC India Ltd.	60,255	151,159
PTC Industries Ltd., NVS(a)	1,365	136,909
Puravankara Ltd.	15,552	75,430
PVR Inox Ltd.(a)	23,140	363,950
Quess Corp. Ltd.(b)	25,410	173,055
Radico Khaitan Ltd.	25,675	485,542
Rain Industries Ltd.	73,840	144,860
Rainbow Children's Medicare Ltd.	19,122	298,124
Rajesh Exports Ltd.(a)	22,750	80,943
Ramco Cements Ltd. (The)	34,710	308,907
Ramkrishna Forgings Ltd.	33,085	264,192
Ratnamani Metals & Tubes Ltd.	9,685	394,824
RattanIndia Enterprises Ltd.(a)	160,464	140,405
Raymond Ltd.	11,505	304,794
RBL Bank Ltd.(b)	153,660	453,292
Redington Ltd.	189,995	452,416
Relaxo Footwears Ltd.	24,216	229,085
Reliance Infrastructure Ltd.(a)	76,690	152,952
Reliance Power Ltd.(a)	914,095	269,444
Restaurant Brands Asia Ltd.(a)	123,630	151,674

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Rhi Magnesita India Ltd.	21,762	$184,515
Route Mobile Ltd.	12,012	212,675
RR Kabel Ltd., NVS	9,360	193,662
Safari Industries India Ltd.	9,165	216,474
Sanofi India Ltd.	2,568	265,745
Sapphire Foods India Ltd.(a)	14,105	245,367
Saregama India Ltd.	32,142	193,945
Sheela Foam Ltd.(a)	13,845	147,144
Shivalik Bimetal Controls Ltd., NVS	8,320	50,593
Shoppers Stop Ltd.(a)	16,445	143,914
Shree Renuka Sugars Ltd.(a)	273,910	132,056
SJVN Ltd.	250,668	421,230
SKF India Ltd.	7,540	541,269
Sobha Ltd.	14,340	327,215
Sonata Software Ltd.	57,850	357,610
South Indian Bank Ltd. (The)	458,055	148,045
Star Health & Allied Insurance Co. Ltd.(a)	53,541	333,883
Sterling and Wilson Renewable(a)	31,200	262,981
Sterlite Technologies Ltd.	77,591	118,275
Strides Pharma Science Ltd.	17,355	178,974
Sumitomo Chemical India Ltd.	34,905	194,244
Sun TV Network Ltd.	26,544	209,074
Sundram Fasteners Ltd.	33,930	484,334
Suprajit Engineering Ltd.	36,270	192,829
Supreme Petrochem Ltd., NVS	24,960	194,426
Surya Roshni Ltd., NVS	13,325	92,948
Suven Pharmaceuticals Ltd.(a)	36,420	270,040
Swan Energy Ltd.	33,813	233,153
Syngene International Ltd.(b)	56,917	458,803
Tamilnad Mercantile Bank Ltd., NVS	23,485	128,316
Tanla Platforms Ltd.	22,266	245,520
Tata Chemicals Ltd.	39,715	490,484
Tata Investment Corp. Ltd.	4,095	314,912
Tata Teleservices Maharashtra Ltd.(a)	196,755	176,181
TCI Express Ltd.	4,968	62,914
TeamLease Services Ltd.(a)	4,355	152,333
Techno Electric & Engineering Co. Ltd.	11,833	201,067
Tejas Networks Ltd.(a)(b)	20,280	270,700
Texmaco Rail & Engineering Ltd.	74,165	176,750
Thanga Mayil Jewellery Ltd., NVS	5,460	81,280
Timken India Ltd.	9,230	437,378
Titagarh Rail System Ltd.	24,440	415,085
Transport Corp. of India Ltd.	10,400	104,583
Trident Ltd.	448,825	196,519
Triveni Engineering & Industries Ltd.	35,475	139,796
Triveni Turbine Ltd.	45,760	322,077
TTK Prestige Ltd.	16,353	133,047
TV18 Broadcast Ltd.(a)	184,730	93,051
TVS Holdings Ltd.	1,495	206,156
Ujjivan Small Finance Bank Ltd.(b)	275,210	164,029
UNO Minda Ltd.	66,950	682,062
Usha Martin Ltd.	54,071	236,745
UTI Asset Management Co. Ltd.	15,159	164,992
Vardhman Textiles Ltd.	38,148	206,618
Varroc Engineering Ltd.(a)(b)	18,200	121,758
Vedant Fashions Ltd.	10,237	127,945
Vesuvius India Ltd.	2,470	162,288
V-Guard Industries Ltd.	58,623	260,515
Vijaya Diagnostic Centre Pvt Ltd.	18,785	183,154
Vinati Organics Ltd.	8,775	183,231
VIP Industries Ltd.	25,599	149,713
V-Mart Retail Ltd.(a)	4,527	113,775

Security	Shares	Value

India (continued)
Voltamp Transformers Ltd.	2,161	$291,979
Voltas Ltd.	66,235	1,079,898
Waaree Renewable Technologies Ltd., NVS	4,405	126,285
Welspun Corp. Ltd.	37,700	249,172
Welspun Living Ltd.	83,980	137,329
West Coast Paper Mills Ltd.	10,725	76,547
Westlife Foodworld Ltd.	22,620	225,365
Whirlpool of India Ltd.	19,558	350,970
Zee Entertainment Enterprises Ltd.(a)	252,980	451,346
Zen Technologies Ltd.	13,260	153,964
Zensar Technologies Ltd.	40,365	295,736
ZF Commercial Vehicle Control Systems India Ltd.	1,625	338,952
		104,305,641
Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT	2,392,000	120,935
AKR Corporindo Tbk PT	2,639,000	259,840
Astra Agro Lestari Tbk PT	94,200	34,057
Astrindo Nusantara Infrastructure Tbk PT(a)	8,350,200	31,859
Bank Aladin Syariah Tbk PT(a)	2,496,000	139,776
Bank BTPN Syariah Tbk PT	792,300	56,802
Bank Bukopin Tbk PT(a)	5,330,452	18,042
Bank Jago Tbk PT(a)	1,358,500	202,100
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT	880,564	54,730
Bank Tabungan Negara Persero Tbk PT	1,404,000	106,004
Berkah Beton Sadaya Tbk PT(a)	7,350,000	20,354
BFI Finance Indonesia Tbk PT	3,025,200	188,959
Bukalapak.com PT Tbk(a)	18,338,700	147,230
Bukit Asam Tbk PT	1,209,000	185,862
Bumi Resources Minerals Tbk PT(a)	19,223,100	183,483
Bumi Resources Tbk PT(a)	34,412,400	193,202
Bumi Serpong Damai Tbk PT(a)	1,683,500	98,118
Ciputra Development Tbk PT	3,126,063	211,610
Elang Mahkota Teknologi Tbk PT	4,017,000	104,986
Erajaya Swasembada Tbk PT	2,717,400	66,890
ESSA Industries Indonesia Tbk PT	3,282,500	155,784
Gudang Garam Tbk PT	143,000	164,560
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT(a)	880,500	75,858
Indika Energy Tbk PT	603,600	53,117
Indo Tambangraya Megah Tbk PT	123,500	189,810
Indocement Tunggal Prakarsa Tbk PT	331,500	132,284
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,327,057	101,675
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT(a)	1,635,300	137,868
Jasa Marga Persero Tbk PT	715,000	210,320
Lippo Karawaci Tbk PT(a)	10,763,900	44,380
Map Aktif Adiperkasa PT	3,828,500	182,590
Medco Energi Internasional Tbk PT	2,000,612	172,923
Medikaloka Hermina Tbk PT	1,852,500	145,920
Metro Healthcare Indonesia TBK PT(a)	6,627,600	35,075
Mitra Adiperkasa Tbk PT	2,717,000	212,589
Mitra Keluarga Karyasehat Tbk PT	1,449,578	257,802
Pabrik Kertas Tjiwi Kimia Tbk PT	503,100	267,804
Pacific Strategic Financial Tbk PT(a)	2,509,800	166,033
Pakuwon Jati Tbk PT	5,113,800	124,235
Panin Financial Tbk PT(a)	3,921,400	83,082
Perusahaan Gas Negara Tbk PT	3,068,000	298,614
Sarana Menara Nusantara Tbk PT	5,603,000	237,912
Sawit Sumbermas Sarana Tbk PT	1,157,400	74,074
Semen Indonesia Persero Tbk PT	916,500	196,836
Smartfren Telecom Tbk PT(a)	59,078,500	163,404

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Sugih Energy Tbk PT(a)(d)	1,824,800	$—
Summarecon Agung Tbk PT	3,302,450	103,763
Surya Citra Media Tbk PT	8,252,700	76,179
Transcoal Pacific Tbk PT	333,300	149,751
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	30,068
XL Axiata Tbk PT	1,377,300	195,789
		6,864,938
Kuwait — 1.1%
Agility Public Warehousing Co. KSC	494,376	473,423
Al Ahli Bank of Kuwait KSCP	351,622	314,813
Ali Alghanim Sons Automotive Co. KSCC, NVS	51,155	166,032
Boubyan Petrochemicals Co. KSCP	123,438	266,330
Boursa Kuwait Securities Co. KPSC	36,042	247,742
Burgan Bank SAK	283,270	173,480
Commercial Real Estate Co. KSC	530,855	242,202
Gulf Cable & Electrical Industries Co. KSCP	40,105	162,067
Humansoft Holding Co. KSC	33,397	281,238
Jazeera Airways Co. KSCP	33,779	101,707
Kuwait International Bank KSCP	248,040	141,888
Kuwait Projects Co. Holding KSCP(a)	660,790	261,559
Kuwait Real Estate Co. KSC	220,350	156,198
Kuwait Telecommunications Co.	123,045	230,571
National Industries Group Holding SAK	630,214	466,800
National Investments Co. KSCP	160,030	129,716
National Real Estate Co. KPSC(a)	427,830	130,308
Salhia Real Estate Co. KSCP	147,144	209,075
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC(a)	147,745	76,557
Warba Bank KSCP(a)	367,770	222,278
		4,453,984
Malaysia — 2.6%
AFFIN Bank Bhd	247,000	132,237
Alliance Bank Malaysia Bhd	318,500	262,014
Axis Real Estate Investment Trust	448,500	175,322
Bank Islam Malaysia Bhd	176,500	94,248
Bermaz Auto Bhd	446,500	230,780
British American Tobacco Malaysia Bhd	56,544	106,833
Bumi Armada Bhd(a)	880,500	108,006
Bursa Malaysia Bhd	221,050	398,960
Carlsberg Brewery Malaysia Bhd	62,700	263,805
Chin Hin Group Bhd, NVS(a)(c)	435,500	303,837
CTOS Digital Bhd(c)	474,500	141,344
D&O Green Technologies Bhd	188,700	147,867
Dialog Group Bhd	1,040,000	528,639
DRB-Hicom Bhd	364,800	103,852
Fraser & Neave Holdings Bhd	52,000	360,365
Frontken Corp. Bhd	455,050	412,114
Greatech Technology Bhd(a)	143,000	154,005
HAP Seng Consolidated Bhd	143,000	139,749
Hartalega Holdings Bhd(a)	474,500	316,535
Heineken Malaysia Bhd	50,300	256,469
Hibiscus Petroleum Bhd	267,380	142,448
IJM Corp. Bhd	660,300	386,910
IOI Properties Group Bhd	513,500	275,032
Kossan Rubber Industries Bhd	490,500	231,338
KPJ Healthcare Bhd	396,500	160,049
Lotte Chemical Titan Holding Bhd(a)(b)(c)	219,900	50,922
Magnum Bhd	23,650	5,678
Malaysia Building Society Bhd(a)	968,500	183,503
Malaysian Pacific Industries Bhd(c)	24,900	196,560
My EG Services Bhd	1,709,500	400,137

Security	Shares	Value

Malaysia (continued)
Padini Holdings Bhd	188,700	$151,537
Pentamaster Corp. Bhd	214,550	221,669
PMB Technology Bhd(a)	136,500	73,078
Sam Engineering & Equipment M Bhd	104,000	131,685
Scientex Bhd	266,500	247,986
Sime Darby Property Bhd	1,126,400	297,673
SP Setia Bhd Group(c)	635,200	196,308
Sports Toto Bhd	156,006	55,681
Sunway REIT	507,000	165,876
Supermax Corp. Bhd	513,516	96,550
Syarikat Takaful Malaysia Keluarga Bhd	97,544	78,334
TIME dotCom Bhd(c)	408,000	457,667
Top Glove Corp. Bhd(a)	1,501,500	335,393
Unisem M Bhd	125,700	109,856
United Plantations Bhd	52,000	277,731
UWC Bhd(a)(c)	182,400	124,959
ViTrox Corp. Bhd	93,800	151,052
VS Industry Bhd(c)	949,050	214,053
Yinson Holdings Bhd	370,500	182,613
		10,239,259
Mexico — 1.9%
Alsea SAB de CV	149,500	594,951
Bolsa Mexicana de Valores SAB de CV	125,200	229,495
Concentradora Fibra Danhos SA de CV	26,000	32,350
Controladora Vuela Cia. de Aviacion SAB de CV,
Class A(a)	312,000	249,357
Corp Inmobiliaria Vesta SAB de CV	266,535	927,174
FIBRA Macquarie Mexico(b)	234,035	438,510
GCC SAB de CV	52,020	567,003
Genomma Lab Internacional SAB de CV, Class B	214,500	224,658
Gentera SAB de CV	364,000	564,885
Grupo Rotoplas SAB de CV	84,526	145,124
Grupo Televisa SAB, CPO	702,000	459,684
Grupo Traxion SAB de CV, Class A(a)(b)	113,437	199,910
La Comer SAB de CV	91,000	203,599
Megacable Holdings SAB de CV, CPO	133,600	421,592
Nemak SAB de CV(a)(b)	924,696	179,854
Qualitas Controladora SAB de CV	65,000	837,780
Regional SAB de CV	78,000	677,273
TF Administradora Industrial S de Real de CV	253,500	571,202
		7,524,401
Peru — 0.1%
Intercorp Financial Services Inc.	10,004	240,796

Philippines — 0.8%
ACEN Corp.	2,860,000	234,586
Alliance Global Group Inc.	845,000	133,854
AREIT Inc.	286,000	162,256
Bloomberry Resorts Corp.(a)	1,430,000	259,023
Century Pacific Food Inc.	435,500	278,868
Converge Information and Communications
Technology Solutions Inc.(a)	628,800	115,933
D&L Industries Inc.	880,600	94,581
DMCI Holdings Inc.	968,700	196,984
GT Capital Holdings Inc.	31,850	327,620
LT Group Inc.	767,000	137,357
Manila Water Co. Inc.	390,000	185,270
Megaworld Corp.	2,080,000	63,978
Puregold Price Club Inc.	260,000	111,962
Robinsons Land Corp.	641,400	178,299
Robinsons Retail Holdings Inc.	52,000	34,737
Security Bank Corp.	115,740	145,763

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Semirara Mining & Power Corp., Class A	273,000	$158,332
Wilcon Depot Inc.	442,000	151,059
		2,970,462
Poland — 1.4%
Alior Bank SA	28,080	682,185
AmRest Holdings SE(a)	25,914	168,728
Asseco Poland SA	15,502	325,800
Bank Millennium SA(a)	198,585	453,011
CCC SA(a)	12,805	435,551
Cyfrowy Polsat SA(a)	77,238	244,980
Enea SA(a)	84,695	220,797
Grupa Azoty SA(a)(c)	18,485	104,163
Grupa Kety SA	2,990	656,922
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	17,736	128,478
KRUK SA	5,460	634,155
Orange Polska SA	183,105	381,963
Pepco Group NV(a)	52,770	325,639
Tauron Polska Energia SA(a)	326,950	335,959
Text SA	5,973	127,361
Warsaw Stock Exchange	6,666	76,708
XTB SA(b)	20,150	341,152
		5,643,552
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	23,660	85,031
Baladna	304,137	108,886
Doha Bank QPSC	584,480	220,118
Estithmar Holding QPSC(a)	270,987	144,803
Gulf International Services QSC	276,656	240,103
Gulf Warehousing Co.	111,632	105,044
Qatar Aluminum Manufacturing Co.	767,390	284,176
Qatar Navigation QSC	302,250	895,531
Qatari Investors Group QSC	119,819	50,359
United Development Co. QSC	500,565	159,058
Vodafone Qatar QSC	560,105	257,687
		2,550,796
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	525
Detsky Mir PJSC(a)(b)(d)	238,520	26
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	16
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	4
IPJSC United Medical Group, GDR(d)(f)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	7
LSR Group PJSC, Class A(d)	16,818	2
Mosenergo PJSC(d)	4,900,000	542
QIWI PLC, ADR(a)(d)	20,971	2
Rostelecom PJSC(d)	373,860	41
Segezha Group PJSC(a)(b)(d)	1,675,000	185
Sistema AFK PAO(d)	1,865,280	206
Sovcomflot PJSC(d)	338,350	38
Unipro PJSC(a)(d)	4,288,000	474
		2,069
Saudi Arabia — 3.8%
Abdullah Al Othaim Markets Co.	143,130	428,682
Al Hammadi Holding	27,174	350,340
Al Jouf Agricultural Development Co.	6,833	115,087
Al Masane Al Kobra Mining Co.	10,465	175,492
Al Moammar Information Systems Co.	5,512	213,471
Al Rajhi Co. for Co-operative Insurance(a)	12,610	508,779
Al Rajhi REIT	78,065	175,249
Alamar Foods, NVS	3,396	71,076
Al-Dawaa Medical Services Co.	10,075	241,585

Security	Shares	Value

Saudi Arabia (continued)
Aldrees Petroleum and Transport Services Co.	15,860	$472,655
AlKhorayef Water & Power Technologies Co.(a)	6,834	293,352
Almunajem Foods Co.	6,760	192,953
Alujain Corp.(a)	14,820	162,498
Arabian Cement Co./Saudi Arabia	18,265	144,503
Arabian Contracting Services Co.	5,321	287,808
Arriyadh Development Co.	34,155	198,184
Astra Industrial Group	12,935	527,649
BinDawood Holding Co.	83,070	169,874
Catrion Catering Holding Co.	14,105	418,630
City Cement Co.	28,710	140,699
East Pipes Integrated Co. for Industry, NVS	3,640	145,955
Eastern Province Cement Co.	15,912	138,515
Electrical Industries Co.	170,040	246,869
Emaar Economic City(a)	128,375	230,362
Etihad Atheeb Telecommunication Co.(a)	5,915	168,428
Halwani Brothers Co.(a)	7,215	92,912
Herfy Food Services Co.(a)	6,351	48,547
Jadwa REIT Saudi Fund	64,220	191,917
Jahez International Co., NVS(a)	29,965	248,677
Jamjoom Pharmaceuticals Factory Co., NVS	6,760	239,787
Leejam Sports Co. JSC	8,679	458,532
Maharah Human Resources Co.	78,585	122,519
Middle East Healthcare Co.(a)	13,325	260,055
Middle East Paper Co.	14,365	154,449
National Agriculture Development Co. (The)(a)	52,000	411,763
National Co. for Learning & Education	6,565	277,954
National Gas & Industrialization Co.	13,000	292,453
National Industrialization Co.(a)	72,428	227,154
National Medical Care Co.	8,060	398,150
Perfect Presentation For Commercial Services
Co., NVS(a)	20,735	168,890
Qassim Cement Co. (The)	14,025	215,653
Retal Urban Development Co., NVS	65,455	168,359
Saudi Automotive Services Co.	10,660	191,999
Saudi Cement Co.	23,140	276,703
Saudi Ceramic Co.(a)	16,055	146,154
Saudi Chemical Co. Holding	149,709	368,016
Saudi Ground Services Co.(a)	31,395	427,903
Saudi Pharmaceutical Industries & Medical
Appliances Corp.(a)	18,996	158,275
Saudi Public Transport Co.(a)	29,436	138,844
Saudi Real Estate Co.(a)	55,900	287,867
Saudia Dairy & Foodstuff Co.	5,283	474,677
Seera Group Holding(a)	52,398	335,062
Sinad Holding Co.(a)	24,505	83,628
Southern Province Cement Co.	18,807	187,953
Sustained Infrastructure Holding Co.	19,240	185,021
Tanmiah Food Co.	2,730	84,264
Theeb Rent A Car Co.	9,360	156,470
United Electronics Co.	13,360	318,239
United International Transportation Co.	14,625	297,652
Yamama Cement Co.	36,042	310,020
Yanbu Cement Co.	25,599	195,540
		14,820,753
South Africa — 2.9%
Adcock Ingram Holdings Ltd.	17,355	52,458
AECI Ltd.	21,666	111,082
African Rainbow Minerals Ltd.	32,435	392,692
AVI Ltd.	106,155	479,379
Barloworld Ltd.	42,250	202,804
Coronation Fund Managers Ltd.	79,131	146,467

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Dis-Chem Pharmacies Ltd.(b)	153,790	$256,085
DRDGOLD Ltd.	163,986	139,064
Equites Property Fund Ltd.	250,479	173,856
Fortress Real Estate Investments Ltd., Series B,
Class B	411,125	330,476
Foschini Group Ltd. (The)	101,790	514,775
Grindrod Ltd.	239,409	172,053
Growthpoint Properties Ltd.	970,125	567,563
Hosken Consolidated Investments Ltd.(a)	14,403	127,512
Hyprop Investments Ltd.	124,514	181,352
Investec Ltd.	80,990	530,477
JSE Ltd.	24,505	120,066
Life Healthcare Group Holdings Ltd.	359,840	212,054
Momentum Metropolitan Holdings	335,530	380,095
Motus Holdings Ltd.	46,475	213,090
Mr. Price Group Ltd.	79,170	748,080
MultiChoice Group(a)	80,210	480,577
Netcare Ltd.	295,555	178,087
Ninety One Ltd.	57,941	122,483
Oceana Group Ltd.	37,375	145,829
Omnia Holdings Ltd.	49,855	148,941
Pick n Pay Stores Ltd.	122,665	162,204
Redefine Properties Ltd.(c)	2,184,780	419,958
Resilient REIT Ltd.	98,064	222,647
Reunert Ltd.	57,850	210,644
Santam Ltd.	13,520	214,960
Sappi Ltd.	180,440	518,750
SPAR Group Ltd. (The)(a)	57,460	318,056
Super Group Ltd./South Africa.	116,740	168,476
Telkom SA SOC Ltd.(a)	96,807	122,342
Thungela Resources Ltd.	40,950	293,201
Tiger Brands Ltd.	51,090	529,101
Truworths International Ltd.	122,973	499,802
Vukile Property Fund Ltd.	362,050	282,740
Wilson Bayly Holmes-Ovcon Ltd.	24,279	194,775
		11,285,053
South Korea — 12.4%
ABLBio Inc.(a)	11,310	186,049
Advanced Nano Products Co. Ltd.	3,055	243,826
Ahnlab Inc.(c)	2,136	98,077
Amorepacific Group	9,815	271,858
APR Corp./Korea(a)	910	242,855
Asiana Airlines Inc.(a)	11,486	90,644
BGF retail Co. Ltd.	2,665	224,574
BH Co. Ltd.	8,393	161,146
Bioneer Corp.(a)	7,548	174,483
BNK Financial Group Inc.	78,780	482,526
Boryung	13,780	102,502
Canariabio Inc.(a)(d)	44,392	31,870
Caregen Co. Ltd.	5,346	83,068
Cellivery Therapeutics Inc.(a)(c)(d)	10,519	38,063
Chabiotech Co. Ltd.(a)(c)	13,016	160,092
Cheil Worldwide Inc.	19,955	269,816
Cheryong Electric Co. Ltd.	2,306	122,416
Chong Kun Dang Pharmaceutical Corp.	2,470	187,048
Chunbo Co. Ltd.(a)	2,080	110,860
CJ CGV Co. Ltd.(a)	26,358	108,527
CJ Corp.	4,290	429,768
CJ ENM Co. Ltd.(a)	3,459	223,638
CJ Logistics Corp.	2,990	224,422
Classys Inc.	6,500	232,520
Com2uSCorp.	1,417	41,317

Security	Shares	Value

South Korea (continued)
Cosmax Inc.	2,665	$328,356
Cosmochemical Co. Ltd.(a)	8,920	189,268
Creative & Innovative System(a)	18,915	150,641
CS Wind Corp.	8,450	323,940
Cuckoo Homesys Co. Ltd.	3,637	55,368
Curexo Inc.(a)	5,053	38,163
Daeduck Electronics Co. Ltd./New(c)	10,985	185,138
Daejoo Electronic Materials Co. Ltd.(a)	3,770	318,804
Daesang Corp.	9,936	169,359
Daewoo Engineering & Construction Co. Ltd.(a)	56,160	148,728
Daewoong Co. Ltd.	8,490	100,467
Daewoong Pharmaceutical Co. Ltd.	1,698	131,390
Daishin Securities Co. Ltd.	12,935	141,217
Daou Technology Inc.	7,670	109,479
Dawonsys Co. Ltd.(a)	7,636	64,788
DB HiTek Co. Ltd.	10,400	306,276
Dentium Co. Ltd.	2,470	201,105
DGB Financial Group Inc.	44,655	266,272
DL E&C Co. Ltd.	9,230	227,305
DL Holdings Co. Ltd.	4,160	167,081
Dong-A Socio Holdings Co. Ltd.	1,365	99,475
Dong-A ST Co. Ltd.	2,015	88,371
Dongjin Semichem Co. Ltd.	11,448	348,628
DongKook Pharmaceutical Co. Ltd.	10,535	146,798
Dongkuk Steel Mill Co. Ltd/New	12,935	98,071
Dongsuh Companies Inc.	10,746	145,764
Dongwha Enterprise Co. Ltd.(a)	6,045	73,884
Dongwon F&B Co. Ltd.	3,547	102,047
Doosan Co. Ltd.	2,451	365,375
Doosan Fuel Cell Co. Ltd.(a)	13,650	242,566
Doosan Tesna Inc.	4,420	138,918
DoubleUGames Co. Ltd.	4,030	128,907
Douzone Bizon Co. Ltd.	5,590	249,043
Duk San Neolux Co. Ltd.(a)	3,648	119,671
Ecopro HN Co. Ltd.	3,575	168,890
E-MART Inc.	5,915	262,708
EMRO Inc., NVS(a)	2,600	142,274
EM-Tech Co. Ltd.	4,875	110,951
Eo Technics Co. Ltd.	2,829	403,141
ESR Kendall Square REIT Co. Ltd.	53,273	186,050
Eugene Technology Co. Ltd.(c)	5,460	201,222
F&F Co. Ltd./New	4,680	227,069
Fila Holdings Corp.	13,130	374,544
Foosung Co. Ltd.(a)	21,038	114,832
Gaonchips Co. Ltd.(a)	1,820	110,643
GC Cell Corp.	3,575	87,718
GemVax & Kael Co. Ltd.(a)	7,153	56,869
GOLFZON Co. Ltd.	2,080	109,768
Green Cross Corp.	2,145	178,493
Green Cross Holdings Corp.	10,125	102,232
GS Engineering & Construction Corp.(a)	20,280	219,963
GS Retail Co. Ltd.	10,660	153,104
HAESUNG DS Co. Ltd.	3,844	128,674
Hana Materials Inc.(c)	2,665	96,790
Hana Micron Inc.	12,220	187,838
Hana Tour Service Inc.	4,396	181,959
Hanall Biopharma Co. Ltd.(a)	11,310	258,588
Handsome Co. Ltd.	4,113	53,327
Hanil Cement Co. Ltd./New	9,050	90,848
Hankook & Co. Co. Ltd.	8,255	89,855
Hanmi Science Co. Ltd.	7,020	160,337
Hanon Systems	48,350	174,955

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hansae Co. Ltd.	6,246	$107,115
Hansol Chemical Co. Ltd.(c)	2,925	401,848
Hanssem Co. Ltd.	2,990	125,922
Hanwha Corp.	13,390	262,920
Hanwha Investment & Securities Co. Ltd.(a)	49,985	117,726
Hanwha Life Insurance Co. Ltd.	97,890	198,916
Hanwha Systems Co. Ltd.	22,425	283,912
HD Hyundai Construction Equipment Co. Ltd	3,960	163,759
HD Hyundai Infracore Co. Ltd.	42,711	257,513
HD Hyundai Mipo(a)	7,540	395,335
HDC Hyundai Development Co-Engineering &
Construction, Class E	12,870	163,330
Hite Jinro Co. Ltd.	10,503	152,842
HL Mando Co. Ltd.	9,750	306,917
HLB Life Science Co. Ltd.(a)(c)	17,060	124,167
Hotel Shilla Co. Ltd.	9,480	391,545
HPSP Co. Ltd.	13,455	416,675
Hugel Inc.(a)	1,950	269,375
Hyosung Advanced Materials Corp.	910	244,331
Hyosung Corp.	2,665	115,405
Hyosung Heavy Industries Corp.	1,495	477,985
Hyosung TNC Corp.	780	227,631
Hyundai Bioscience Co. Ltd.(a)	11,375	166,271
Hyundai Department Store Co. Ltd.	5,072	182,522
Hyundai Elevator Co. Ltd.	7,215	209,963
Hyundai Marine & Fire Insurance Co. Ltd.	16,705	396,134
Hyundai Rotem Co. Ltd.	23,725	617,925
Hyundai Wia Corp.	5,005	201,892
Il Dong Pharmaceutical Co. Ltd.(a)	3,369	33,269
Iljin Hysolus Co. Ltd.(a)	6,760	121,749
Innocean Worldwide Inc.	6,045	95,191
Innox Advanced Materials Co. Ltd.	4,095	98,308
Intellian Technologies Inc.	2,990	127,433
IS Dongseo Co. Ltd.	5,787	106,901
ISC Co. Ltd.	3,640	201,387
i-SENS Inc.	312	3,979
ISU Specialty Chemical, NVS(a)	6,200	221,792
IsuPetasys Co. Ltd.	15,159	531,270
JB Financial Group Co. Ltd.	37,292	393,512
Jeisys Medical Inc.(a)	19,370	165,789
Jeju Semiconductor Corp.(a)	9,945	154,483
Jin Air Co. Ltd.(a)	12,075	111,504
JR Global REIT.	66,105	196,995
Jusung Engineering Co. Ltd.	10,855	258,274
JW Pharmaceutical Corp.	5,005	103,990
JYP Entertainment Corp.	8,840	373,813
K Car Co. Ltd., NVS	9,100	91,297
Kakao Games Corp.(a)	12,480	193,525
Kangwon Land Inc.	29,445	317,089
KCC Corp.	1,430	304,641
KCC Glass Corp.	3,566	104,053
KEPCO Engineering & Construction Co. Inc.	5,460	276,736
KEPCO Plant Service & Engineering Co. Ltd.	7,085	190,817
KG Dongbusteel.	17,680	88,310
KIWOOM Securities Co. Ltd.	4,574	443,624
KMW Co. Ltd.(a)	8,710	96,976
Koh Young Technology Inc.	18,005	178,336
Kolmar Korea Co. Ltd.	4,730	220,649
Kolon Industries Inc.	5,590	170,428
KoMiCo Ltd.	1,885	117,533
Korea Electric Terminal Co. Ltd.	1,950	98,042
Korea Gas Corp.(a)	9,082	196,247

Security	Shares	Value

South Korea (continued)
Korea Line Corp.(a)	54,200	$97,474
Korea Petrochemical Ind Co. Ltd.	1,365	149,756
Korean Reinsurance Co.	41,405	242,325
Kumho Tire Co. Inc.(a)	38,610	199,862
Kyung Dong Navien Co. Ltd.	3,084	116,959
L&C Bio Co. Ltd.	2,157	29,436
Lake Materials Co. Ltd.(a)	12,456	176,874
LEENO Industrial Inc.(c)	3,120	604,644
LIG Nex1 Co. Ltd.	3,900	453,894
LigaChem Biosciences Inc.(a)	8,255	382,809
Lotte Corp.	9,295	176,125
Lotte Energy Materials Corp.	7,605	264,461
Lotte Fine Chemical Co. Ltd.	4,615	160,513
LOTTE REIT Co. Ltd.	49,755	121,693
Lotte Rental Co. Ltd.	3,445	69,483
Lotte Shopping Co. Ltd.	3,575	170,857
Lotte Tour Development Co. Ltd.(a)	16,770	131,849
LS Corp.	5,655	697,652
LS Electric Co. Ltd.	4,615	715,197
Lunit Inc.(a)	7,280	290,502
LX International Corp.	9,295	211,107
LX Semicon Co. Ltd.	3,380	174,544
Mcnex Co. Ltd.	1,833	29,570
Medytox Inc.	1,690	160,135
MegaStudyEdu Co. Ltd.	2,955	128,903
Mezzion Pharma Co. Ltd.(a)	7,540	222,450
Myoung Shin Industrial Co. Ltd.(c)	12,480	134,238
Naturecell Co. Ltd.(a)(c)	18,265	158,258
Neowiz Games Corp.	1,215	17,899
Nexon Games Co. Ltd.(a)	10,205	104,024
Nextin Inc.	2,340	112,176
NHN Corp.	5,590	88,675
NICE Information Service Co. Ltd.(c)	13,390	106,791
NKMax Co. Ltd.(a)(d)	25,080	36,591
NongShim Co. Ltd.	1,040	345,845
OCI Co. Ltd.	1,755	123,230
OCI Holdings Co. Ltd.	4,875	343,124
Orion Holdings Corp.	7,422	79,952
Oscotec Inc.(a)	9,815	217,582
Ottogi Corp.	690	227,276
Pan Ocean Co. Ltd.	88,205	275,197
Paradise Co. Ltd.	15,535	161,031
Park Systems Corp.	1,887	247,541
Partron Co. Ltd.	4,810	26,706
Pearl Abyss Corp.(a)	9,815	294,844
People & Technology Inc.(a)	6,570	317,079
Peptron Inc.(a)	7,345	196,552
PharmaResearch Co. Ltd.	2,262	238,428
PI Advanced Materials Co. Ltd.(a)	4,745	96,269
Poongsan Corp.	5,330	237,978
Posco M-Tech Co. Ltd.	7,678	113,128
PSK Inc.	7,345	168,707
Rainbow Robotics(a)	2,955	339,753
S&S Tech Corp.	4,550	131,086
S-1 Corp.	5,135	235,775
Sam Chun Dang Pharm Co. Ltd.(a)	4,527	391,889
Sam-A Aluminum Co. Ltd.	1,950	118,900
Sambu Engineering & Construction Co. Ltd.(a)	55,910	66,064
Samsung Securities Co. Ltd.	18,873	492,084
Samyang Foods Co. Ltd.	1,300	498,175
Samyang Holdings Corp.	1,690	85,237
SD Biosensor Inc.(a)	17,550	127,603

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Sebang Global Battery Co. Ltd.	2,080	$154,651
Seegene Inc.	12,285	188,051
Seojin System Co. Ltd.(a)	9,810	233,129
Seoul Semiconductor Co. Ltd.	10,075	71,201
SFA Engineering Corp.(c)	6,305	127,085
SFA Semicon Co. Ltd.(a)	27,927	109,636
Shin Poong Pharmaceutical Co. Ltd.(a)	12,046	110,280
Shinsegae Inc.	2,080	245,511
Shinsegae International Inc.(c)	6,240	78,913
Shinsung Delta Tech Co. Ltd.	5,330	261,775
SIMMTECH Co. Ltd.	7,605	185,756
SK Chemicals Co. Ltd.	3,192	122,925
SK Networks Co. Ltd.	36,465	133,504
SK oceanplant Co. Ltd.(a)	9,945	108,537
SK REITs Co. Ltd.	52,715	172,667
SL Corp.	5,200	138,082
SM Entertainment Co. Ltd.(c)	3,711	246,208
SNT Motiv Co. Ltd.	2,860	94,746
SOLUM Co. Ltd.(a)	13,975	250,036
Solus Advanced Materials Co. Ltd.	12,601	162,547
Soop Co. Ltd.	2,600	209,260
Soulbrain Co. Ltd.	1,300	311,049
ST Pharm Co. Ltd.	3,770	249,150
Studio Dragon Corp.(a)	4,023	131,126
Sungeel Hitech Co. Ltd.(a)	2,145	126,834
Synopex Inc.(a)	25,025	182,085
Taekwang Industrial Co. Ltd.	65	30,355
Taihan Electric Wire Co. Ltd.(a)	26,455	320,117
TCC Steel.	5,395	191,120
TechWing Inc.	9,351	292,440
TKG Huchems Co. Ltd.	7,701	110,304
Tokai Carbon Korea Co. Ltd.	1,761	153,877
Tongyang Life Insurance Co. Ltd.	15,925	57,684
Unid Co. Ltd.	1,355	108,241
Vaxcell-Bio Therapeutics Co. Ltd.(a)	1,379	17,142
Voronoi Inc.(a)	2,795	84,610
Webzen Inc.	8,255	97,486
Wemade Co. Ltd.(a)	6,163	191,193
WONIK IPS Co. Ltd.(a)	8,970	230,227
Wonik QnC Corp.	6,162	150,518
W-Scope Chungju Plant Co. Ltd.(a)	5,200	133,285
Wysiwyg Studious Co. Ltd.(a)	26,968	39,345
YG Entertainment Inc.	4,164	131,712
Youngone Corp.	8,450	207,536
		48,600,785
Taiwan — 22.3%
AcBel Polytech Inc.	260,773	303,574
Acter Group Corp. Ltd.	60,000	434,202
ADATA Technology Co. Ltd.	130,405	461,178
Adimmune Corp.(a)	130,000	110,360
Advanced Ceramic X Corp.	18,000	115,927
Advanced Energy Solution Holding Co. Ltd.	10,000	199,522
Advanced Wireless Semiconductor Co.(a)	60,596	235,025
Airoha Technology Corp., NVS	3,000	65,976
Allis Electric Co. Ltd.	65,000	215,165
Andes Technology Corp.	13,000	160,885
AP Memory Technology Corp.	28,000	300,885
Arcadyan Technology Corp.	60,541	312,916
Ardentec Corp.	130,000	292,406
Asia Optical Co. Inc.	130,000	268,132
ASMedia Technology Inc.	8,000	496,671
ASPEED Technology Inc.	8,800	995,950

Security	Shares	Value

Taiwan (continued)
AURAS Technology Co. Ltd.	17,000	$463,384
BES Engineering Corp.	455,000	230,273
Bizlink Holding Inc.	44,570	382,743
Bora Pharmaceuticals Co. Ltd.	16,184	381,693
Brighton-Best International Taiwan Inc.	123,000	139,243
Capital Securities Corp.	562,530	410,001
Career Technology MFG.Co. Ltd.	133,986	90,159
Cathay Real Estate Development Co. Ltd.	195,300	214,198
Center Laboratories Inc.	177,435	258,675
Century Iron & Steel Industrial Co. Ltd.	60,000	532,512
Chang Wah Electromaterials Inc.	123,000	201,489
Chang Wah Technology Co. Ltd.	159,500	213,431
Channel Well Technology Co. Ltd.	65,000	153,094
Charoen Pokphand Enterprise	65,300	219,723
Cheng Loong Corp.	249,000	224,833
Cheng Uei Precision Industry Co. Ltd.	123,000	274,543
Chicony Electronics Co. Ltd.	195,000	1,127,938
Chicony Power Technology Co. Ltd.(a)	65,000	311,789
China Man-Made Fiber Corp.(a)	520,031	131,684
China Motor Corp.	69,200	282,948
China Petrochemical Development Corp.(a)	1,170,145	368,447
China Steel Chemical Corp.	60,000	208,817
Chin-Poon Industrial Co. Ltd.	123,000	169,122
Chipbond Technology Corp.	181,000	380,921
ChipMOS Technologies Inc.	195,000	266,790
Chong Hong Construction Co. Ltd.	65,424	245,385
Chroma ATE Inc.	123,000	1,091,976
Chung Hung Steel Corp.	312,000	219,419
Chung Hwa Pulp Corp.	130,000	89,756
Chung-Hsin Electric & Machinery
Manufacturing Corp.	130,000	661,919
Cleanaway Co. Ltd.	40,000	237,256
Clevo Co.	123,000	234,815
Compeq Manufacturing Co. Ltd.(a)	312,000	708,830
Coretronic Corp.	65,400	223,869
Co-Tech Development Corp.	65,000	135,965
CSBC Corp. Taiwan(a)	260,361	145,849
CTCI Corp.	186,000	277,172
Cub Elecparts Inc.	46,615	188,408
Da-Li Development Co. Ltd.	65,000	122,399
Darfon Electronics Corp.	65,000	137,027
Delpha Construction Co. Ltd.	65,000	99,725
Dynamic Holding Co. Ltd.	65,000	123,379
Dynapack International Technology Corp.	61,000	178,248
EirGenix Inc.(a)	65,000	161,324
Elan Microelectronics Corp.	92,000	464,718
Elite Material Co. Ltd.	83,000	1,051,949
Elite Semiconductor Microelectronics Technology Inc.	87,000	249,698
Ennoconn Corp.	30,000	304,058
Ennostar Inc.(a)	195,184	276,199
Episil Technologies Inc.	65,425	125,858
Eternal Materials Co. Ltd.	288,129	277,288
Etron Technology Inc.	130,506	206,861
Evergreen International Storage & Transport Corp.	195,000	202,130
Evergreen Steel Corp.	65,000	284,929
Everlight Electronics Co. Ltd.	123,000	274,320
Far Eastern Department Stores Ltd.	260,000	254,307
Far Eastern International Bank	737,102	359,058
Faraday Technology Corp.	71,394	660,049
Farglory Land Development Co. Ltd.	95,000	259,832
Feng Hsin Steel Co. Ltd.	130,000	294,159
Fitipower Integrated Technology Inc.	27,332	214,666

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
FLEXium Interconnect Inc.	60,418	$163,215
FocalTech Systems Co. Ltd.	65,000	179,888
Formosa Taffeta Co. Ltd.	308,000	218,836
Fositek Corp.	13,000	286,936
Foxconn Technology Co. Ltd.	260,000	589,342
Foxsemicon Integrated Technology Inc.	25,200	230,173
Fulgent Sun International Holding Co. Ltd.	56,330	223,703
Fusheng Precision Co. Ltd.	26,000	233,668
General Interface Solution Holding Ltd.(a)	65,000	133,520
Genius Electronic Optical Co. Ltd.	24,585	403,914
Getac Holdings Corp.	130,000	459,346
Giant Manufacturing Co. Ltd.	123,000	827,170
Global Brands Manufacture Ltd.	120,000	276,160
Global Mixed Mode Technology Inc.	24,000	226,772
Gloria Material Technology Corp.	195,000	317,233
Gold Circuit Electronics Ltd.(a)	119,600	739,264
Goldsun Building Materials Co. Ltd.	325,426	468,984
Gourmet Master Co. Ltd.	65,821	184,746
Grand Pacific Petrochemical	325,161	145,666
Grand Process Technology Corp.	6,000	204,668
Grape King Bio Ltd.	65,000	322,233
Great Tree Pharmacy Co. Ltd.	19,649	164,985
Great Wall Enterprise Co. Ltd.	195,284	345,965
Greatek Electronics Inc.	114,000	222,656
Gudeng Precision Industrial Co. Ltd.	18,000	231,756
Hannstar Board Corp.	65,481	120,023
HannStar Display Corp.(a)	753,320	236,975
Highwealth Construction Corp.	446,909	632,415
Hiwin Technologies Corp.	65,044	448,742
Holtek Semiconductor Inc.	60,000	112,948
Holy Stone Enterprise Co. Ltd.	65,152	199,436
Hota Industrial Manufacturing Co. Ltd.	65,773	120,822
Hotai Finance Co. Ltd.	69,800	236,311
Hsin Kuang Steel Co. Ltd.	125,000	233,960
HTC Corp.(a)	260,000	351,521
Huaku Development Co. Ltd.	65,080	317,721
IBF Financial Holdings Co. Ltd.(a)	715,172	332,547
Innodisk Corp.	28,559	291,655
International CSRC Investment Holdings Co.	312,945	174,170
International Games System Co. Ltd.	37,000	1,158,860
ITE Technology Inc.	60,000	325,874
ITEQ Corp.	65,559	224,520
Jentech Precision Industrial Co. Ltd.	24,399	786,411
Jinan Acetate Chemical Co. Ltd.	13,692	351,442
Johnson Health Tech Co. Ltd.	55,000	155,853
JSL Construction & Development Co. Ltd.	25,149	133,788
Kaori Heat Treatment Co. Ltd.	25,047	389,633
Kenda Rubber Industrial Co. Ltd.	260,260	279,923
Kerry TJ Logistics Co. Ltd.	130,000	176,977
Kindom Development Co. Ltd.	195,400	347,603
King Slide Works Co. Ltd.	17,000	597,581
King Yuan Electronics Co. Ltd.	325,000	889,995
King's Town Bank Co. Ltd.	249,000	461,871
Kinik Co.	45,000	391,949
Kinpo Electronics	390,000	202,455
Kinsus Interconnect Technology Corp.	102,000	299,112
KMC Kuei Meng International Inc.	27,000	118,761
Kuo Toong International Co. Ltd.	45,000	113,910
L&K Engineering Co. Ltd.	61,489	412,604
Lien Hwa Industrial Holdings Corp.	325,412	682,265
Longchen Paper & Packaging Co. Ltd.	261,775	116,944
Lotes Co. Ltd.	23,181	1,157,031

Security	Shares	Value

Taiwan (continued)
Lotus Pharmaceutical Co. Ltd.	65,000	$569,859
LuxNet Corp.	58,082	237,072
M31 Technology Corp.	6,000	204,068
Machvision Inc.	2,000	23,122
Macronix International Co. Ltd.	520,000	437,671
Makalot Industrial Co. Ltd.	65,391	779,349
Materials Analysis Technology Inc.	1,000	8,551
Medigen Vaccine Biologics Corp.(a)	86,071	138,430
Mercuries & Associates Holding Ltd.(a)	195,030	110,967
Mercuries Life Insurance Co. Ltd.(a)	845,558	198,451
Merida Industry Co. Ltd.	77,000	545,326
Merry Electronics Co. Ltd.	65,616	252,312
Microbio Co. Ltd.	147,827	185,611
Mitac Holdings Corp.	260,383	384,180
MPI Corp.	25,000	371,803
Nan Kang Rubber Tire Co. Ltd.(a)	130,000	239,221
Nan Ya Printed Circuit Board Corp.	65,000	392,279
Nantex Industry Co. Ltd.	130,000	139,856
Nuvoton Technology Corp.	60,000	238,187
OBI Pharma Inc.(a)	70,769	128,238
Oneness Biotech Co. Ltd.	91,260	425,212
Orient Semiconductor Electronics Ltd.	130,000	249,175
Oriental Union Chemical Corp.	195,000	104,336
Pan Jit International Inc.	118,000	215,744
Pan-International Industrial Corp.	130,722	157,856
Parade Technologies Ltd.	23,000	545,996
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phihong Technology Co. Ltd.(a)	130,432	205,865
Phison Electronics Corp.	51,000	941,019
Pixart Imaging Inc.	60,635	307,286
Polaris Group/Tw(a)	130,000	288,942
Powerchip Semiconductor Manufacturing Corp.(a)	910,000	699,481
Powertech Technology Inc.	195,000	1,076,606
Poya International Co. Ltd.	17,326	271,684
President Securities Corp.	325,623	269,987
Primax Electronics Ltd.	130,000	406,606
Prince Housing & Development Corp.	520,917	195,584
Promate Electronic Co. Ltd.	65,000	183,599
Qisda Corp.	455,000	559,073
Quanta Storage Inc.	56,000	217,297
Radiant Opto-Electronics Corp.	130,000	792,938
Raydium Semiconductor Corp.	18,000	230,338
RichWave Technology Corp.(a)	490	2,880
Ruentex Industries Ltd.	195,735	413,438
Run Long Construction Co. Ltd.	65,220	215,877
Sakura Development Co. Ltd.	130,000	298,574
Sanyang Motor Co. Ltd.	186,820	438,201
ScinoPharm Taiwan Ltd.	123,708	106,494
SDI Corp.	61,000	247,106
Sercomm Corp.	65,000	237,608
Shihlin Electric & Engineering Corp.	65,000	468,530
Shin Zu Shing Co. Ltd.	60,856	373,052
Shinfox Energy Co. Ltd.	60,000	234,312
Shinkong Insurance Co. Ltd.	65,000	190,622
Shinkong Synthetic Fibers Corp.	390,135	203,623
Shiny Chemical Industrial Co. Ltd.	65,000	332,083
Sigurd Microelectronics Corp.	130,124	317,795
Silicon Integrated Systems Corp.	186,000	330,021
Simplo Technology Co. Ltd.	60,600	772,615
Sinbon Electronics Co. Ltd.	65,000	592,632
Sincere Navigation Corp.	130,000	131,464
Sino-American Silicon Products Inc.	130,000	839,132

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Sinyi Realty Inc.	188,778	$195,223
Sitronix Technology Corp.	43,000	346,037
Solar Applied Materials Technology Corp.	186,943	287,643
Sporton International Inc.	27,300	206,120
Standard Foods Corp.	123,000	159,273
Sunny Friend Environmental Technology Co. Ltd.	106	315
Sunonwealth Electric Machine Industry Co. Ltd.	65,000	238,518
Sunplus Technology Co. Ltd.	186,000	210,773
Supreme Electronics Co. Ltd.	195,017	496,803
Synmosa Biopharma Corp.	130,866	161,391
Systex Corp.	65,000	242,750
T3EX Global Holdings Corp.	65,000	223,730
TA Chen Stainless Pipe	534,232	633,807
Ta Ya Electric Wire & Cable	260,904	396,971
Taichung Commercial Bank Co. Ltd.	1,105,301	638,792
TaiMed Biologics Inc.(a)	66,793	185,777
Tainan Spinning Co. Ltd.	390,190	221,028
Taiwan Cogeneration Corp.	195,860	282,659
Taiwan Fertilizer Co. Ltd.	195,000	384,585
Taiwan Glass Industry Corp.(a)	375,000	210,411
Taiwan Hon Chuan Enterprise Co. Ltd.	112,004	564,166
Taiwan Mask Corp.	71,000	157,364
Taiwan Paiho Ltd.	96,050	188,257
Taiwan Secom Co. Ltd.	83,450	319,143
Taiwan Semiconductor Co. Ltd.	65,000	157,640
Taiwan Shin Kong Security Co. Ltd.	112,366	147,074
Taiwan Surface Mounting Technology Corp.	65,000	228,911
Taiwan TEA Corp.(a)	195,000	128,435
Taiwan Union Technology Corp.	65,000	335,912
Taiwan-Asia Semiconductor Corp.	130,000	167,473
Tatung Co. Ltd.(a)	455,000	764,467
TCI Co. Ltd.	37,528	176,992
Teco Electric and Machinery Co. Ltd.	390,000	679,550
Test Research Inc.	60,000	320,200
Ton Yi Industrial Corp.	260,000	119,369
Tong Hsing Electronic Industries Ltd.	65,478	308,448
Tong Yang Industry Co. Ltd.	123,133	428,935
Topco Scientific Co. Ltd.	65,704	533,697
TPK Holding Co. Ltd.	123,000	146,284
Transcend Information Inc.	65,000	236,538
Tripod Technology Corp.	130,000	856,277
TSEC Corp.	186,997	159,167
TSRC Corp.	260,000	192,907
TTY Biopharm Co. Ltd.	60,450	144,808
Tung Ho Steel Enterprise Corp.	195,750	417,634
TXC Corp.	130,000	454,868
U-Ming Marine Transport Corp.	130,000	235,970
Union Bank of Taiwan	260,372	125,557
Unitech Printed Circuit Board Corp.	195,000	220,620
United Integrated Services Co. Ltd.	60,400	683,704
United Renewable Energy Co. Ltd.	390,059	146,577
UPC Technology Corp.	260,741	106,460
UPI Semiconductor Corp.(a)	18,000	165,000
USI Corp.	249,070	122,294
Via Technologies Inc.	65,000	239,396
VisEra Technologies Co. Ltd.	32,000	274,693
Visual Photonics Epitaxy Co. Ltd.	60,425	264,808
Wafer Works Corp.	195,918	237,034
Waffer Technology Corp.	60,000	162,611
Wah Lee Industrial Corp.	61,340	235,971
Walsin Technology Corp.	123,000	437,442
Win Semiconductors Corp.	117,000	512,467

Security	Shares	Value

Taiwan (continued)
WinWay Technology Co. Ltd.	7,000	$184,108
Wisdom Marine Lines Co. Ltd.	148,000	355,076
Wistron NeWeb Corp.	130,240	629,775
WT Microelectronics Co. Ltd.	195,711	695,627
XinTec Inc.	60,000	237,861
Xxentria Technology Materials Corp.	81,600	187,556
YFY Inc.	325,000	301,227
Yieh Phui Enterprise Co. Ltd.	260,586	127,942
Yulon Finance Corp.	65,285	300,229
Yulon Motor Co. Ltd.	195,955	428,351
YungShin Global Holding Corp.	60,200	103,626
		87,489,771
Thailand — 3.0%
AEON Thana Sinsap Thailand PCL, NVDR(c)	26,000	105,274
Amata Corp. PCL, NVDR(c)	325,076	203,746
AP Thailand PCL, NVDR	707,200	177,242
B Grimm Power PCL, NVDR	292,500	198,655
Bangchak Corp. PCL, NVDR	305,500	318,849
Bangkok Chain Hospital PCL, NVDR	447,700	229,995
Bangkok Commercial Asset Management
PCL, NVDR	533,000	124,330
Bangkok Land PCL, NVDR(a)	4,465,800	69,190
Bangkok Life Assurance PCL, NVDR	205,800	114,895
Banpu PCL, NVDR	2,476,500	364,216
BCPG PCL, NVDR	585,000	105,921
Betagro PCL, NVS	234,000	158,434
Beyond Securities PCL, NVDR(a)(c)	767,000	50,284
BTS Group Holdings PCL, NVDR	2,294,500	299,364
Carabao Group PCL, NVDR	117,000	224,059
Central Plaza Hotel PCL, NVDR(c)	201,900	225,676
CH Karnchang PCL, NVDR(c)	461,500	279,421
Chularat Hospital PCL, NVDR	1,794,000	143,364
CK Power PCL, NVDR	1,150,600	124,717
Com7 PCL, NVDR	351,000	169,550
Dhipaya Group Holdings PCL, NVDR	117,000	101,166
Eastern Polymer Group PCL, NVDR	578,500	105,712
Electricity Generating PCL, NVDR	78,000	220,950
Erawan Group PCL (The), NVDR(c)	1,310,200	169,102
GFPT PCL, NVDR(c)	273,000	99,758
Gunkul Engineering PCL, NVDR	1,846,099	125,595
Hana Microelectronics PCL, NVDR	201,500	223,775
IRPC PCL, NVDR(c)	3,185,000	164,777
I-TAIL Corp. PCL, NVS	260,000	163,655
Jasmine International PCL, NVDR	1,482,000	138,174
Jaymart Group Holdings PCL, NVDR(a)(c)	257,700	88,161
JMT Network Services PCL, NVDR(c)	227,500	95,769
KCE Electronics PCL, NVDR	268,400	303,846
Khon Kaen Sugar Industry PCL, NVDR	1,029,030	58,178
Kiatnakin Phatra Bank PCL, NVDR	78,032	108,311
Land & Houses PCL, NVDR	2,431,000	436,113
Major Cineplex Group PCL, NVDR	63,400	22,242
MBK PCL, NVDR	435,500	205,453
Mega Lifesciences PCL, NVDR	150,900	164,625
MK Restaurants Group PCL, NVDR	110,500	99,216
Muangthai Capital PCL, NVDR	247,000	298,763
Ngern Tid Lor PCL, NVDR(c)	424,567	230,427
Osotspa PCL, NVDR	390,000	241,696
Plan B Media PCL, NVDR	1,031,480	231,529
Pruksa Holding PCL, NVDR	357,500	97,173
PTG Energy PCL, NVDR	377,800	90,123
Quality Houses PCL, NVDR(c)	2,415,367	134,127
Ratch Group PCL, NVDR	338,000	262,206

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Sansiri PCL, NVDR(c)	5,661,500	$245,358
Sappe PCL(c)	52,000	147,142
Siam Global House PCL, NVDR	526,501	238,150
Siamgas & Petrochemicals PCL, NVDR	279,400	54,300
Sino-Thai Engineering & Construction PCL, NVDR(c)	416,028	107,057
SISB PCL(c)	136,500	135,761
Sri Trang Agro-Industry PCL, NVDR	299,080	192,258
Srisawad Corp. PCL, NVDR(c)	240,500	272,799
Star Petroleum Refining PCL, NVDR(a)(c)	721,500	166,137
Supalai PCL, NVDR	442,000	222,560
Thai Union Group PCL, NVDR	832,000	337,363
Thai Vegetable Oil PCL, NVDR	123,160	76,972
Thanachart Capital PCL, NVDR	78,000	104,417
Thonburi Healthcare Group PCL, NVDR(c)	119,400	124,953
Tipco Asphalt PCL, NVDR(c)	312,000	145,018
Tisco Financial Group PCL, NVDR	26,000	69,081
TOA Paint Thailand PCL, NVDR	214,500	133,516
TPI Polene Power PCL, NVDR	1,293,500	116,025
TTW PCL, NVDR	676,000	167,292
VGI PCL, NVDR(c)	1,573,050	64,436
WHA Corp. PCL, NVDR	2,905,500	431,565
		11,919,964
Turkey — 2.4%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS(a)	92,222	52,803
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(a)	260,260	117,759
Akcansa Cimento A/S.	17,030	75,311
Akfen Yenilenebilir Enerji A/S, NVS(a)	127,725	107,021
Aksa Akrilik Kimya Sanayii AS	48,620	178,799
Alarko Holding A/S	63,570	236,933
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	28,275	66,381
Anadolu Anonim Turk Sigorta Sirketi(a)	68,640	244,327
Anadolu Efes Biracilik Ve Malt Sanayii A/S(c)	69,745	429,436
Aygaz AS	24,635	142,963
Baticim Bati Anadolu Cimento Sanayii A/S(a)	30,550	129,011
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	2,240	62,216
Can2 Termik AS(a)	154,050	79,647
Cimsa Cimento Sanayi VE Ticaret AS	142,224	136,737
Dogan Sirketler Grubu Holding AS	396,630	174,416
Dogus Otomotiv Servis ve Ticaret AS	19,565	183,973
Eczacibasi Yatirim Holding Ortakligi A/S(a)	9,815	72,193
EGE Endustri VE Ticaret AS	455	181,728
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret AS(a)	58,630	96,069
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	724,425	198,842
Enerjisa Enerji AS(b)	94,315	177,017
Enerya Enerji A/S, NVS(a)	16,445	90,484
Europower Enerji VE Otomasyon Teknolojileri Sanayi
Ticaret A/S, NVS(a)	21,072	77,819
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	30,680	57,555
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	48,555	90,561
Hektas Ticaret TAS(a)	321,816	146,223
Is Gayrimenkul Yatirim Ortakligi AS(a)	161,590	83,445
Is Yatirim Menkul Degerler AS	180,700	218,029
Izdemir Enerji Elektrik Uretim A/S, NVS(a)	714	521
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S,
Class D	323,700	292,124
Kayseri Seker Fabrikasi A/S, NVS	16,715	14,545
Kiler Holding AS(a)	107,900	109,697
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	39,520	71,502
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	29,965	188,774
Koza Altin Isletmeleri AS	294,450	190,798

Security	Shares	Value

Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	65,195	$100,580
Kustur Kusadasi Tur. End. A/S, NVS	242	62,409
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	105,105	311,336
MIA Teknoloji A/S, NVS(a)	82,095	126,977
Migros Ticaret AS	32,110	474,036
MLP Saglik Hizmetleri AS(a)(b)	23,985	201,157
Nuh Cimento Sanayi AS	20,085	160,034
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	421,330	113,755
Otokar Otomotiv Ve Savunma Sanayi AS	16,575	313,515
Oyak Cimento Fabrikalari AS(a)(c)	98,865	186,082
Oyak Yatirim Menkul Degerler AS, NVS(a)	32,305	46,946
Petkim Petrokimya Holding AS(a)	408,005	258,048
Politeknik Metal Sanayi ve Ticaret A/S, NVS	238	119,653
Reeder Teknoloji Sanayi VE Ticaret AS(a)	67,080	76,399
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	141,532	142,923
SDT Uzay VE Savunma Teknolojileri A/S, NVS	4,527	41,831
Selcuk Ecza Deposu Ticaret ve Sanayi AS	41,600	62,949
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi
ve Ticaret AS, NVS(a)	61,815	96,300
Sok Marketler Ticaret AS	112,320	204,658
TAV Havalimanlari Holding AS(a)	66,950	500,101
Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,240	143,763
Turkiye Sigorta A/S	67,535	159,075
Turkiye Sinai Kalkinma Bankasi AS(a)	487,623	167,216
Ulker Biskuvi Sanayi AS(a)	66,625	282,228
Verusa Holding A/S	9,685	77,544
Vestel Elektronik Sanayi ve Ticaret AS(a)	50,050	130,005
Zorlu Enerji Elektrik Uretim AS(a)	754,390	131,572
		9,466,751
United Arab Emirates — 1.0%
Agility Global PLC	962,526	330,184
Agthia Group PJSC	137,250	210,180
Air Arabia PJSC	800,930	504,927
Ajman Bank PJSC(a)	395,785	190,087
Al Waha Capital PJSC	418,206	160,979
AL Yah Satellite Communications Co-PJSC-Yah Sat	303,745	181,930
Amanat Holdings PJSC	397,924	111,586
Aramex PJSC(a)	258,101	189,726
Dana Gas PJSC	1,927,900	323,324
Dubai Financial Market PJSC	521,214	183,054
Dubai Investments PJSC	637,585	371,471
Emirates Central Cooling Systems Corp.	585,000	243,680
Gulf Navigation Holding PJSC(a)	138,580	263,725
National Central Cooling Co. PJSC	254,605	214,064
Ras Al Khaimah Ceramics	212,044	144,324
Sharjah Islamic Bank	410,434	246,950
Taaleem Holdings PJSC, NVS	108,355	111,805
		3,981,996
Total Common Stocks — 99.0%
(Cost: $336,448,564)		387,675,885

Preferred Stocks

Brazil — 0.6%
Alpargatas SA, Preference Shares, NVS	71,772	132,174
Azul SA, Preference Shares, NVS	93,660	168,916
Banco ABC Brasil SA, Preference Shares, NVS	29,510	121,336
Banco do Estado do Rio Grande do Sul SA, Class B,
Preference Shares, NVS	57,240	118,712
Banco Pan SA, Preference Shares, NVS	108,633	188,886
Bradespar SA, Preference Shares, NVS	79,235	289,724

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia. de Saneamento do Parana, Preference
Shares, NVS	87,425	$93,071
Marcopolo SA, Preference Shares, NVS	277,680	344,793
Metalurgica Gerdau SA, Preference Shares, NVS	198,445	404,758
Randon SA Implementos e Participacoes, Preference
Shares, NVS	58,825	106,651
Unipar Carbocloro SA, Class B, Preference
Shares, NVS	16,587	157,980
Usinas Siderurgicas de Minas Gerais SA Usiminas,
Class A, Preference Shares, NVS	146,250	210,842
		2,337,843
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference
Shares, NVS	128,088	394,989

Total Preferred Stocks — 0.7%
(Cost: $2,317,946)		2,732,832

Rights

Brazil — 0.0%
Oncoclinicas do Brasil Servicos Medicos SA,
(Expires 07/11/24)(a)	18,753	107

South Korea — 0.0%
HLB Life Science Co. Ltd., (Expires 06/24/24, Strike
Price KRW 6,650.00)(a)(c)	2,818	2,821

Thailand — 0.0%
BYD RTS REC (R), (Expires 06/05/24)(a)	38,350	—

Total Rights — 0.0%
(Cost: $—)		2,928
Total Long-Term Investments — 99.7%
(Cost: $338,766,510)		390,411,645

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(g)(h)(i)	11,367,332	$11,370,742

Total Short-Term Securities — 2.9%
(Cost: $11,364,763)		11,370,742

Total Investments — 102.6%
(Cost: $350,131,273)		401,782,387

Liabilities in Excess of Other Assets — (2.6)%		(10,347,451)

Net Assets — 100.0%		$391,434,936

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $336,661, representing 0.1% of its net assets as of period end, and an original cost of $137,242.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,798,508	$—		$(8,428,710	)(a)	$2,918	$(1,974)	$11,370,742	11,367,332	$552,266	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	70,984		—
						$2,918	$(1,974)	$11,370,742		$623,250		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/21/24	$264	$(2,619)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$82,696,009	$304,392,422	$587,454	$387,675,885
Preferred Stocks	2,732,832	—	—	2,732,832
Rights	2,928	—	—	2,928
Short-Term Securities
Money Market Funds	11,370,742	—	—	11,370,742
	$96,802,511	$304,392,422	$587,454	$401,782,387
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,619)	$—	$—	$(2,619)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt